Earnings Per Share (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
NET LOSS PER SHARE
Net Loss	$ (7,041,333)	$ (5,109,342)
Weighted average number of common shares outstanding —basic	59,597,091	55,613,386
Weighted average number of common shares outstanding —diluted	59,597,091	55,613,386
Loss per common share — basic	$ (0.12)	$ (0.09)
Loss per common share — diluted	$ (0.12)	$ (0.09)